UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James A. Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS (98.83%)
Communication Services (16.14%)
Diversified Telecommunication Services (4.26%)
AT&T, Inc.	82,600	$2,357,404
Verizon Communications, Inc.	41,020	2,306,144
		4,663,548

Entertainment (1.06%)
Netflix, Inc.(a)	4,310	1,153,615

Interactive Media & Services (10.82%)
Alphabet, Inc., Class C(a)	3,075	3,184,501
Alphabet, Inc., Class A(a)	3,040	3,176,679
Facebook, Inc., Class A(a)	23,890	3,131,740
Twitter, Inc.(a)	81,980	2,356,105
		11,849,025

Total Communication Services		17,666,188

Consumer Discretionary (8.18%)
Hotels, Restaurants & Leisure (1.24%)
McDonald's Corp.	7,690	1,365,513

Internet & Direct Marketing Retail (5.60%)
Amazon.com, Inc.(a)	4,080	6,128,038

Textiles, Apparel & Luxury Goods (1.34%)
Ralph Lauren Corp.	14,180	1,467,063

Total Consumer Discretionary		8,960,614

Consumer Staples (4.11%)
Food Products (1.50%)
Archer-Daniels-Midland Co.	39,990	1,638,391

Household Products (1.17%)
Procter & Gamble Co.	13,950	1,282,284

Tobacco (1.44%)
Philip Morris International, Inc.	23,570	1,573,533

Total Consumer Staples		4,494,208

Energy (10.93%)
Oil, Gas & Consumable Fuels (10.93%)
Cabot Oil & Gas Corp.	94,850	2,119,898
Cimarex Energy Co.	25,530	1,573,925
ConocoPhillips	40,140	2,502,729
Devon Energy Corp.	63,560	1,432,642
Exxon Mobil Corp.	39,370	2,684,640
Noble Energy, Inc.	88,180	1,654,257
		11,968,091

Total Energy		11,968,091

	Shares	Value
Financials (1.74%)
Diversified Financial Services (1.74%)
Berkshire Hathaway, Inc., Class B(a)	9,330	$1,904,999

Total Financials		1,904,999

Health Care (20.94%)
Biotechnology (6.52%)
Alexion Pharmaceuticals, Inc.(a)	11,340	1,104,062
Celgene Corp.(a)	31,560	2,022,680
Incyte Corp.(a)	21,220	1,349,380
Regeneron Pharmaceuticals, Inc.(a)	7,120	2,659,320
		7,135,442

Health Care Equipment & Supplies (3.93%)
Abbott Laboratories	17,430	1,260,712
Medtronic PLC	33,430	3,040,793
		4,301,505

Pharmaceuticals (10.49%)
Bristol-Myers Squibb Co.	57,140	2,970,137
Johnson & Johnson	31,250	4,032,813
Merck & Co., Inc.	25,840	1,974,434
Pfizer, Inc.	57,420	2,506,383
		11,483,767

Total Health Care		22,920,714

Industrials (2.88%)
Aerospace & Defense (1.54%)
The Boeing Co.	5,230	1,686,675

Construction & Engineering (1.34%)
Quanta Services, Inc.	48,760	1,467,676

Total Industrials		3,154,351

Information Technology (14.88%)
Communications Equipment (1.78%)
Cisco Systems, Inc.	44,910	1,945,950

IT Services (3.65%)
Mastercard, Inc., Class A	9,020	1,701,623
Visa, Inc., Class A	17,430	2,299,714
		4,001,337

Semiconductors & Semiconductor Equipment (1.30%)
Intel Corp.	30,250	1,419,633

Software (8.15%)
Adobe Systems, Inc.(a)	4,920	1,113,101
Microsoft Corp.	76,897	7,810,428
		8,923,529

Total Information Technology		16,290,449

Materials (11.90%)
Chemicals (6.07%)
Albemarle Corp.	21,370	1,646,986
CF Industries Holdings, Inc.	55,070	2,396,096
Mosaic Co.	89,160	2,604,363
		6,647,445

			Shares	Value
Materials (continued)
Construction Materials (1.39%)
Vulcan Materials Co.			15,380	$1,519,544

Metals & Mining (4.44%)
Barrick Gold Corp			198,700	2,690,398
Nucor Corp.			41,900	2,170,839
				4,861,237

Total Materials				13,028,226

Utilities (7.13%)
Electric Utilities (1.68%)
PPL Corp.			65,140	1,845,416

Independent Power and Renewable Electricity Producers (5.45%)
AES Corp.			171,920	2,485,963
NRG Energy, Inc.			87,830	3,478,068
				5,964,031

Total Utilities				7,809,447

TOTAL COMMON STOCKS
(Cost $91,829,187)				108,197,287

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (2.23%)
Puts
S&P 500® Index:
9/20/2019	$2,350.00	225	56,404,125	2,434,500

Total Puts				2,434,500

TOTAL PURCHASED OPTIONS
(Cost $2,342,132)				2,434,500

TOTAL INVESTMENTS (101.06%)
(Cost $94,171,319)				$110,631,787
Liabilities in Excess of Other Assets (-1.06%)				(1,157,235)
NET ASSETS (100.00%)				$109,474,552

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investment

CENTRE ACTIVE U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)
		Principal
		Amount	Value
U.S. GOVERNMENT BONDS & NOTES (89.62%)
U.S. Treasury Bond (66.81%)
8/15/2019, 8.125%		$4,500,000	$4,647,764
2/15/2020, 8.500%		5,000,000	5,322,951
8/15/2020, 8.750%		6,500,000	7,135,786
5/15/2027, 2.375%		700,000	686,064
2/15/2043, 3.125%		5,170,000	5,285,086
5/15/2044, 3.375%		5,170,000	5,517,788
Total U.S. Treasury Bond			28,595,439

U.S. Treasury Notes (22.81%)
7/31/2021, 2.250%		2,200,000	2,188,067
11/15/2022, 1.625%		2,100,000	2,033,668
5/15/2024, 2.500%		2,100,000	2,096,735
8/15/2024, 2.375%		1,600,000	1,585,865
11/15/2025, 2.250%		1,900,000	1,859,421
Total U.S. Treasury Notes			9,763,756

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $38,051,469)			38,359,195

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.11%)
Money Market Fund (4.11%)
Dreyfus Treasury Prime Cash Management, Institutional Class	2.194%	1,757,899	1,757,899

TOTAL SHORT TERM INVESTMENTS
(Cost $1,757,899)			1,757,899

TOTAL INVESTMENTS (93.73%)
(Cost $39,809,368)			$40,117,094
Other Assets In Excess Of Liabilities (6.27%)			2,681,431
NET ASSETS (100.00%)			$42,798,525

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS (98.70%)
ASIA (16.86%)
Australia (3.53%)
Multi-Utilities (1.83%)
AGL Energy, Ltd.	14,200	$206,036

Transportation Infrastructure (1.70%)
Transurban Group	23,200	190,372

Total Australia		396,408

China (1.08%)
IT Services (1.08%)
GDS Holdings, Ltd.(a)	5,270	121,684

Total China		121,684

Hong Kong (2.76%)
Electric Utilities (0.55%)
CLP Holdings, Ltd.	5,400	61,031

Gas Utilities (2.21%)
China Resources Gas Group, Ltd.	45,300	179,337
Hong Kong & China Gas Co., Ltd.	33,300	68,892
		248,229
Total Hong Kong		309,260

Japan (5.23%)
Diversified Telecommunication Services (0.95%)
Nippon Telegraph & Telephone Corp.	2,600	106,320

Wireless Telecommunication Services (4.28%)
KDDI Corp.	6,800	162,795
NTT DOCOMO, Inc.	4,900	110,536
SoftBank Corp.	3,100	206,610
		479,941
Total Japan		586,261

Singapore (2.64%)
Diversified Telecommunication Services (0.60%)
Singapore Telecommunications, Ltd.	31,300	67,287

Trading Companies & Distributors (2.04%)
BOC Aviation, Ltd.(b)(c)	30,900	228,677

Total Singapore		295,964

South Korea (1.62%)
Diversified Telecommunication Services (1.62%)
KT Corp.	12,780	181,732

Total South Korea		181,732

TOTAL ASIA
(Cost $2,024,077)		1,891,309
	Shares	Value
EUROPE (16.87%)
France (2.98%)
Diversified Telecommunication Services (1.10%)
Orange SA	7,550	$122,446

Multi-Utilities (0.78%)
Engie SA	6,100	87,538

Software (1.10%)
Dassault Systemes SE	1,040	123,567

Total France		333,551

Germany (2.59%)
Diversified Telecommunication Services (1.89%)
Deutsche Telekom AG	12,500	212,250

Multi-Utilities (0.70%)
E.ON SE	7,900	78,087

Total Germany		290,337

Great Britain (3.59%)
Diversified Telecommunication Services (0.86%)
BT Group PLC	31,800	96,507

Multi-Utilities (0.98%)
National Grid PLC	11,300	110,068

Wireless Telecommunication Services (1.75%)
Vodafone Group PLC	100,800	196,446

Total Great Britain		403,021

Italy (3.27%)
Electric Utilities (1.40%)
Enel SpA	27,200	157,193

Oil, Gas & Consumable Fuels (0.93%)
Snam SpA	23,800	104,140

Transportation Infrastructure (0.94%)
Atlantia SpA	5,100	105,589

Total Italy		366,922

Spain (4.44%)
Diversified Telecommunication Services (1.33%)
Telefonica SA	17,700	148,833

Electric Utilities (1.45%)
Iberdrola SA	20,197	162,402

Oil, Gas & Consumable Fuels (0.55%)
Enagas SA	2,300	62,218

	Shares	Value
Spain (continued)
Transportation Infrastructure (1.11%)
Aena SME SA(b)(c)	800	$124,428

Total Spain		497,881

TOTAL EUROPE
(Cost $1,972,054)		1,891,712

NORTH AMERICA (60.92%)
Canada (10.46%)
Oil, Gas & Consumable Fuels (9.73%)
Enbridge, Inc.	17,800	552,958
Inter Pipeline, Ltd.	4,100	58,082
Pembina Pipeline Corp.	5,100	151,334
TransCanada Corp.	9,200	328,523
		1,090,897
Wireless Telecommunication Services (0.73%)
Rogers Communications, Inc., Class B	1,600	81,993

Total Canada		1,172,890

United States (50.46%)
Construction & Engineering (1.31%)
Quanta Services, Inc.	4,870	146,587

Diversified Telecommunication Services (15.32%)
AT&T, Inc.	27,440	783,137
CenturyLink, Inc.	3,900	59,085
Verizon Communications, Inc.	15,590	876,470
		1,718,692
Electric Utilities (11.07%)
American Electric Power Co., Inc.	1,620	121,079
Duke Energy Corp.	2,370	204,531
Edison International	1,010	57,338
Eversource Energy	1,120	72,845
Exelon Corp.	3,210	144,771
FirstEnergy Corp.	1,740	65,337
NextEra Energy, Inc.	1,580	274,635
PPL Corp.	2,460	69,692
The Southern Co.	3,360	147,571
Xcel Energy, Inc.	1,690	83,266
		1,241,065
Health Care Providers & Services (4.07%)
HCA Healthcare, Inc.	2,810	349,705
Universal Health Services, Inc., Class B	920	107,235
		456,940
Multi-Utilities (4.95%)
Consolidated Edison, Inc.	1,020	77,989
Dominion Energy, Inc.	2,150	153,639
DTE Energy Co.	660	72,798
Public Service Enterprise Group, Inc.	1,670	86,924
Sempra Energy	860	93,043
WEC Energy Group, Inc.	1,030	71,338
		555,731
Oil, Gas & Consumable Fuels (9.11%)
Cheniere Energy, Inc.(a)	2,120	125,483
Kinder Morgan, Inc.	20,230	311,137
ONEOK, Inc.	4,210	227,130
Targa Resources Corp.	2,260	81,405
		Shares	Value
United States (continued)
The Williams Cos., Inc.		12,520	$276,066
			1,021,221
Software (3.85%)
Mitek Systems, Inc.(a)		11,580	125,180
New Relic, Inc.(a)		2,320	187,850
Talend SA(a)		3,200	118,656
			431,686
Wireless Telecommunication Services (0.78%)
T-Mobile US, Inc.(a)		1,370	87,146

Total United States			5,659,068

TOTAL NORTH AMERICA
(Cost $7,533,753)			6,831,958

SOUTH AMERICA (4.05%)
Brazil (1.98%)
Water Utilities (1.98%)
Cia de Saneamento Basico do Estado de Sao Paulo		27,520	222,086

Total Brazil			222,086

Chile (2.07%)
Electric Utilities (2.07%)
Enel Americas SA		26,030	232,188

Total Chile			232,188

TOTAL SOUTH AMERICA
(Cost $407,689)			454,274

TOTAL COMMON STOCKS
(Cost $11,937,573)			11,069,253

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.97%)
Money Market Fund (0.97%)
Dreyfus Treasury Prime Cash Management, Institutional Class	2.194%	109,239	109,239

TOTAL SHORT TERM INVESTMENTS
(Cost $109,239)			109,239

			Value
TOTAL INVESTMENTS (99.67%)
(Cost $12,046,812)			$11,178,492
Other Assets In Excess Of Liabilities (0.33%)			36,556
NET ASSETS (100.00%)			$11,215,048

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2018, these securities had a total aggregate market value of $353,105, representing 3.15% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $353,105, representing 3.15% of net assets.

See Notes to Quarterly Schedule of Investment

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds (each, an “Underlying Fund”), the Fund calculates the net asset value of its shares using the reported net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2018 remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on December 31, 2018. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis, with the exception of the Centre Active U.S. Treasury Fund , which intends to make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is separately disclosed and is included in net realized and net change in unrealized gains or losses on foreign currencies.

2)	FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of December 31, 2018:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$108,197,287	$–	$–	$108,197,287
Purchased Options	2,434,500	–	–	2,434,500
Total	$110,631,787	$–	$–	$110,631,787

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$38,359,195	$–	$38,359,195
Short Term Investments	1,757,899	–	–	1,757,899
Total	$1,757,899	$38,359,195	$–	$40,117,094

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,069,253	$–	$–	$11,069,253
Short Term Investments	109,239	–	–	109,239
Total	$11,178,492	$–	$–	$11,178,492

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

There were no material amounts classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for each Fund.

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended December 31, 2018 the Centre American Select Equity Fund held $2,434,500 in purchased options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	February 28, 2019

By:	/s/ James A. Abate
James A. Abate, Treasurer

Date:	February 28, 2019